GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Tables)	12 Months Ended
Dec. 31, 2012
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA [Abstract]
Schedule of Revenues by Geographic Area
The following is a summary of revenues within geographic areas based on the end-customer's location:

	Year ended December 31,
	2012	2011	2010

North America	$6,229	$5,883	$8,948
United Kingdom	2,691	4,991	5,754
Other	1,847	1,512	2,453

	$10,767	$12,386	$17,155

Schedule of Long-Lived Assets by Geographic Area
	December 31,
	2012	2011
Property and Equipment:

North America	$400	$311
Israel	158	301
Other	2	21

	$560	$633

Percentage of Total Revenues
Major customers' data as a percentage of total revenues:

	Year ended December 31,
	2012	2011	2010

Customer A	22%	38%	30%
Customer B	18%	1%	-
Customer C	10%	9%	6%
Customer D	6%	12%	-
Customer E	3%	9%	14%